POST-EMPLOYMENT BENEFITS - Fair value of plan assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
POST-EMPLOYMENT BENEFITS
Assets Immediately Available	R$ 3,506	R$ 1,053
Realizable Assets	1,022,989	570,218
Fixed IncomeInvestments	20,627,305	16,019,282
Variable Income Investments	5,742,086	2,046,838
Real Estate Investments	943,323	711,127
Structured Investments	808,415	286,682
Loans and Financing	538,542	527,564
Others	30,527
Others		(3,132)
Funds receivable from sponsor	(504,822)	(109,839)
Operating Liabilities	(76,816)	(69,892)
Contingency Liabilities	(251,351)	(278,846)
Investment Funds	(242,605)	(126,621)
Administrative Funds	(199,179)	(141,706)
Social Security Funds	(11,440)	(9,964)
Total assets	R$ 28,430,481	R$ 19,422,764